Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 307,201	¥ 309,902
Provision (credit) for loan losses		13,773	(13,280)
Charge-offs		(29,034)	(31,264)
Recoveries		4,054	7,543
Net charge-offs		(24,980)	(23,721)
Others	[1]	(4,572)	1,588
Balance at end of period		291,422	274,489
Allowance for loan losses of which individually evaluated for impairment		131,915		¥ 150,527
Allowance for loan losses of which collectively evaluated for impairment		159,507		156,674
Loans	[2]	84,003,729		82,952,090
Loans of which individually evaluated for impairment		603,508		615,098
Loans of which collectively evaluated for impairment		83,400,221		82,336,992
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		252,903	249,072
Provision (credit) for loan losses		17,275	(13,435)
Charge-offs		(24,288)	(27,419)
Recoveries		2,724	4,914
Net charge-offs		(21,564)	(22,505)
Others	[1]	(3,887)	2,519
Balance at end of period		244,727	215,651
Allowance for loan losses of which individually evaluated for impairment		124,693		139,472
Allowance for loan losses of which collectively evaluated for impairment		120,034		113,431
Loans	[2]	68,067,130		66,804,088
Loans of which individually evaluated for impairment		547,792		539,893
Loans of which collectively evaluated for impairment		67,519,338		66,264,195
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		23,230	28,192
Provision (credit) for loan losses		(805)	(2,290)
Charge-offs		(1,397)	(1,243)
Recoveries		309	220
Net charge-offs		(1,088)	(1,023)
Balance at end of period		21,337	24,879
Allowance for loan losses of which individually evaluated for impairment		1,884		2,122
Allowance for loan losses of which collectively evaluated for impairment		19,453		21,108
Loans	[2]	10,343,150		10,596,994
Loans of which individually evaluated for impairment		20,099		20,886
Loans of which collectively evaluated for impairment		10,323,051		10,576,108
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		31,068	32,638
Provision (credit) for loan losses		(2,697)	2,445
Charge-offs		(3,349)	(2,602)
Recoveries		1,021	2,409
Net charge-offs		(2,328)	(193)
Others	[1]	(685)	(931)
Balance at end of period		25,358	¥ 33,959
Allowance for loan losses of which individually evaluated for impairment		5,338		8,933
Allowance for loan losses of which collectively evaluated for impairment		20,020		22,135
Loans	[2]	5,593,449		5,551,008
Loans of which individually evaluated for impairment		35,617		54,319
Loans of which collectively evaluated for impairment		¥ 5,557,832		¥ 5,496,689

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.